Summary of Significant Accounting Policies (Details) - USD ($)							12 Months Ended
	Feb. 24, 2025	Aug. 19, 2024	Aug. 12, 2024	Jul. 31, 2024	Jul. 30, 2024	Aug. 02, 2023	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Reverse stock split		1:5	1:12		1:5
FDIC insurable amount (in Dollars)							$ 250,000
Inventory write-downs (in Dollars)							22,046	$ 191,111
Cash equivalents and short-term (in Dollars)							3,387,825	2,142,485
Research and development (in Dollars)							$ 4,986,526	$ 691,770
60P Australia Pty Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of owned equity							100.00%
Reverse Stock Splits [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split				1:12
60P Australia Pty Ltd [Member] | Geoffrey Dow [Member]
Summary of Significant Accounting Policies [Line Items]
Number of common shares issued (in Shares)						904,436
American Pharmaceutical Distributor [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accounts receivable							95.00%	79.00%
US Government Accounted [Member]
Summary of Significant Accounting Policies [Line Items]
Outstanding accounts receivable percentage								13.00%
60P Australia Pty Ltd [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage						87.53%
60P Australia Pty Ltd [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage						96.61%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage							10.00%	93.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage								92.00%
Significant Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage								72.00%
Significant Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage							95.00%
Significant Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage							95.00%	21.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage								79.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage								13.00%
Forecast [Member] | Net Loss Per Common Share [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split	1:5